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      As filed with the Securities and Exchange Commission on May 9, 2012
                                                              File Nos. 2-25980
                                                                      811-01466

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                      Pre-Effective Amendment No. __
                      Post-Effective Amendment No. 88              [X]
                                  and/or
                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940               [X]
                             Amendment No. 54                      [X]
                     (Check appropriate box or boxes)

                               -----------------

                                 PIONEER FUND
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                               -----------------

   It is proposed that this filing will become effective (check appropriate box):

       [X]immediately upon filing pursuant to paragraph (b)
       [ ]on [date] pursuant to paragraph (b)
       [ ]60 days after filing pursuant to paragraph (a)(1)
       [ ]on [date] pursuant to paragraph (a)(1)
       [ ]75 days after filing pursuant to paragraph (a)(2)
       [ ]on [date] pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

       __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 88 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 9th day of May, 2012.

                                             PIONEER FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 9, 2012:

 Signature                              Title

 John F. Cogan, Jr.*                    Chairman of the Board, President
 John F. Cogan, Jr.                     (Principal Executive Officer) and
                                        Trustee

 Mark E. Bradley*                       Chief Financial Officer and Treasurer
 Mark E. Bradley                        (Principal Financial and Accounting
                                        Officer)

 David R. Bock*                         Trustee
 David R. Bock

 Mary K. Bush*                          Trustee
 Mary K. Bush

 Benjamin M. Friedman*                  Trustee
 Benjamin M. Friedman

 Margaret B. W. Graham*                 Trustee
 Margaret B. W. Graham

 /s/ Daniel K. Kingsbury                Trustee
 Daniel K. Kingsbury

 Thomas J. Perna*                       Trustee
 Thomas J. Perna

 Marguerite A. Piret*                   Trustee
 Marguerite A. Piret


*By:  /s/ Daniel K. Kingsbury           Dated: May 9, 2012
      Daniel K. Kingsbury
      Attorney-in-Fact

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                                 EXHIBIT INDEX

Index Number       Description of Index

EX-101.INS         XBRL Instance Document

EX-101.SCH         XBRL Taxonomy Extension Schema Document

EX-101.CAL         XBRL Taxonomy Extension Calculation Document

EX-101.DEF         XBRL Taxonomy Extension Definition Document

EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase